Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of financial instruments carried at fair value

The following tables set forth the Company's financial instruments carried at fair value using the lowest level of input applicable to each financial instrument as of September 30, 2013 and December 31, 2012 (in thousands):

	September 30, 2013
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$116,382	$—	$—	$116,382
Restricted cash	913	—	—	913

Total assets	$117,295	$—	$—	$117,295

Liabilities:
Warrants to purchase redeemable convertible preferred stock	$—	$—	$—	$—
Warrants to purchase common stock	—	—	16,526	16,526

Total liabilities	$—	$—	$16,526	$16,526

	December 31, 2012
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$36,847	$—	$—	$36,847
Restricted cash	913	—	—	913

Total assets	$37,760	$—	$—	$37,760

Liabilities:
Warrants to purchase redeemable convertible preferred stock	$—	$—	$1,422	$1,422
Warrants to purchase common stock	—	—	5,229	5,229

Total liabilities	$—	$—	$6,651	$6,651

The following tables set forth the Company's financial instruments carried at fair value using the lowest level of input applicable to each financial instrument as of December 31, 2011 and 2012 (in thousands):

	December 31, 2011
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$61,269	$—	$—	$61,269
Restricted cash	912	—	—	912

Total assets	$62,181	$—	$—	$62,181

Liabilities:
Warrants to purchase redeemable convertible preferred stock	$—	$—	$1,046	$1,046
Warrants to purchase common stock	—	—	3,347	3,347

Total liabilities	$—	$—	$4,393	$4,393

	December 31, 2012
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$36,847	$—	$—	$36,847
Restricted cash	913	—	—	913

Total assets	$37,760	$—	$—	$37,760

Liabilities:
Warrants to purchase redeemable convertible preferred stock	$—	$—	$1,422	$1,422
Warrants to purchase common stock	—	—	5,229	5,229

Total liabilities	$—	$—	$6,651	$6,651

Summary of changes in the fair value of the preferred and common stock warrant liability

The following table sets forth a summary of changes in the fair value of the Company's preferred and common stock warrant liability, which have been classified within Level 3 of the fair value hierarchy, wherein fair value is estimated using significant unobservable inputs (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Beginning balance	$7,390	$5,089	$6,651	$4,393
Change in fair value	11,149	(132)	12,649	564
Exercises	—	—	(678)	—
Repurchases	—	—	(83)	—
Conversions	(2,013)	—	(2,013)	—

Ending balance	$16,526	$4,957	$16,526	$4,957

The following table sets forth a summary of changes in the fair value of the Company's preferred and common stock warrant liability, which represents a recurring measurement that is classified within Level 3 of the fair value hierarchy, wherein fair value is estimated using significant unobservable inputs (in thousands):

	Year Ended December 31,
	2011	2012
Beginning balance	$3,912	$4,393
Change in fair value	481	2,258
Exercises	—	—
Repurchases	—	—

Ending balance	$4,393	$6,651

Schedule of estimated useful lives of the assets

Asset	Estimated Useful Life
Computer equipment and software	3 years
Office and laboratory equipment	3 years
Leasehold improvements	Shorter of the useful life or remaining lease term

Schedule of anti-dilutive common stock equivalents excluded from the calculation of diluted net income (loss) per share

 The following common stock equivalents were excluded from the calculation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Outstanding stock options	3,667	3,352	3,690	3,232
Common stock warrants	881	884	874	884
Preferred stock	16,658	18,166	17,609	18,166
Preferred stock warrants	130	248	152	248

	21,336	22,650	22,325	22,530

 The following common stock equivalents were excluded from the calculation of diluted net income (loss) per share for the periods indicated because including them would have had an anti-dilutive effect (in thousands):

	Year Ended December 31,
	2011	2012
Outstanding stock options	—	3,730
Common stock warrants	874	884
Preferred stock	—	18,166
Preferred stock warrants	—	248

	874	23,028